Note 21 - Revenue From Contracts With Customers	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
21.	Revenue from contracts with customers

Disaggregated revenue
Colliers has disaggregated its revenue from contracts with customers by type of service and region as presented in the following table.

	Americas	EMEA	Asia Pacific	Investment Management	Corporate	Consolidated

2018
Lease brokerage	$648,815	$139,685	$115,447	$-	$-	$903,947
Sales brokerage	441,934	168,796	170,154	-	-	780,884
Property management	228,550	84,861	135,921	-	-	449,332
Valuation and advisory	148,721	112,180	62,133	-	-	323,034
Project management	109,699	107,149	32,230	-	-	249,078
Investment management	-	-	-	74,978	-	74,978
Other	18,465	10,567	12,475	1,043	1,624	44,174
Total Revenue	$1,596,184	$623,238	$528,360	$76,021	$1,624	$2,825,427

2017 (note 23)
Lease brokerage	$549,721	$116,171	$103,334	$-	$-	$769,226
Sales brokerage	402,801	137,959	182,690	-	-	723,450
Property management	208,880	43,440	126,424	-	-	378,744
Valuation and advisory	131,250	98,094	56,945	-	-	286,289
Project management	99,849	110,817	17,093	-	-	227,759
Investment management	-	-	-	12,647	-	12,647
Other	16,912	8,466	9,717	7	1,983	37,085
Total Revenue	$1,409,413	$514,947	$496,203	$12,654	$1,983	$2,435,200

Contract balances
The Company had contract assets totaling
$110,432
of which
$99,468
was current (
2017
-
$111,841
of which
$104,737
was current). During the year ended
December 31, 2018,
substantially all of the current contract assets were moved to accounts receivable.

The Company had contract liabilities (all current) totaling
$39,635
(
2017
-
$35,423
). Revenue recognized for the year ended
December 31, 2018
totaled
$23,526
(
2017
-
$25,857
) that was included in the contract liability balance at the beginning of the year. The remaining balance was transferred to accounts payable and is related to the Company’s role as an agent in its outsourcing and advisory business where it collects funds in advance from customers and make payments to vendors or subcontractors on their behalf but where the costs are accounted for on a net basis because the Company does not
control the good or service prior to their delivery to the customer.